EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFIT PLAN [Abstract]
EMPLOYEE BENEFIT PLAN
21	EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries.  Employees of the Group in Hong Kong have joined the Mandatory Provident Fund ("MPF") Scheme which is also a defined contribution plan.  The contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong which is 5% on the relevant income of the employee with a specific ceiling.  The total provisions for these employee benefits were $2,717, $3,084 and $3,929 for the years ended December 31, 2012, 2013 and 2014, respectively.